UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21081

                  AllianceBernstein Blended Style Series, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2003

                   Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.


[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

AllianceBernstein Blended Style Series
U.S. Large Cap Portfolio

                                 Large-Cap Core

                                           Semi-Annual Report--December 31, 2003

  Investment Products Offered
=================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
=================================

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

February 19, 2004

Semi-Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Blended Style Series-U.S. Large Cap Portfolio (the "Fund") for the semi-annual reporting period ended December 31, 2003.

Investment Objective and Policies
This open-end fund seeks long-term growth of capital. The Fund invests primarily in the equity securities of U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in large-capitalization companies. In managing the Fund, Alliance diversifies the investment portfolio between the growth and value equity investment styles. Alliance selects growth and value equity securities by drawing from its fundamental growth and value investment disciplines to construct a single, unified investment portfolio, efficiently diversified between the growth and value equity investment styles. Through this process, Alliance seeks to provide the highest level of long-term return given the associated levels of risk. Normally, approximately 50% of the value of the Fund's portfolio will consist of growth stocks and 50% of value stocks, although this allocation will vary within a narrow range around this 50/50 target. Beyond this range, Alliance will rebalance the Fund's portfolio as necessary to maintain this targeted allocation.


Investment Results
The following table provides the performance results for the Fund and its benchmark, the Standard & Poor's (S&P) 500 Stock Index, for the six-month and 12-month periods ended December 31, 2003.


   INVESTMENT RESULTS*
   Periods Ended December 31, 2003

                                                       =========================
                                                                Returns
                                                       =========================
                                                       6 Months        12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   Blended Style
   Series-
   U.S. Large
   Cap Portfolio
     Class A                                            10.87%          23.09%
--------------------------------------------------------------------------------
     Class B                                            10.56%          22.31%
--------------------------------------------------------------------------------
     Class C                                            10.56%          22.31%
--------------------------------------------------------------------------------
   S&P 500
   Stock Index                                          15.14%          28.67%
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of December 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class R and Advisor Class shares will vary due to different expenses associated with these classes. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.65% for Class A, 2.35% for Class B, 2.35% for Class C and 1.35% for Advisor Class. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

   The unmanaged Standard & Poor's (S&P) 500 Stock Index does not

--------------------------------------------------------------------------------
            ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 1 reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Blended Style Series-U.S. Large Cap Portfolio.

     Additional investment results appear on page 4.


While the Fund posted strong absolute gains for the six-month period ended December 31, 2003, it underperformed its benchmark, the S&P 500 Stock Index. The Fund's underperformance stemmed primarily from a weak showing in the growth portion of the Fund's investment portfolio, which was hurt by its low exposure to the small-capitalization, high-beta and low-quality stocks that performed strongly in 2003. We typically avoid these types of stocks, as our disciplined growth investment process focuses on high-quality growth companies. This underperformance in the growth portion of the portfolio was partially offset by robust performance in the value segment of the portfolio.

From a sector perspective, our underperformance for the six-month reporting period ended December 31, 2003 can be attributed to unfavorable stock selection in finance, technology and consumer cyclicals, particularly retailers and media.

The Fund's underperformance for the 12-month period ended December 31, 2003 can also be attributed to unfavorable stock selection in consumer cyclicals and finance. This underperformance was partially offset by positive stock selection among capital equipment companies.

Market Review and Investment Strategy
U.S. stocks staged a stunning rally in 2003, ending a three-year losing streak as mounting signs of an economic recovery bolstered consensus expectations for a continued expansion of corporate profits into 2004. Glimmers of an upturn became apparent first in the resilient consumer sector, but quickly spread to include a solid rebound in manufacturing and continued vigorous activity in the housing market. The improving environment culminated in a 30% gain for corporate earnings in the third quarter of 2003, the largest year-over-year change in 19 years. Signs of a rebound in Europe, which flirted with recession earlier in the year, and Japan, which spent most of last decade stuck in economic doldrums, also contributed to the positive mood, reinforcing profit expectations for U.S. firms with broad exposure to global markets. As a result, the S&P 500 Index finished 2003 up a robust 28.67%, with 12.2% of that gain coming from a strong buying spree in the fourth quarter. The benchmark is now back to early-2002 levels, but still remains down 18.1% from its March 2000 peak.

Outperformance of the Fund's value holdings continued in 2003, and has dramatically reduced the valuation differential between the cheapest and most expensive stocks. In this setting, we have reduced the risk level of the value portion of the portfolio through increased sector diversification. On the growth side of the portfolio, we continue to focus on the factors that have proved relatively trustworthy in determining a company's ability to sustain exceptional growth over the long term, such as an emphasis on research & development (R&D), talented and experienced management and a strong balance sheet.

--------------------------------------------------------------------------------
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


PORTFOLIO SUMMARY
December 31, 2003 (unaudited)

INCEPTION DATES
Class A Shares
7/15/02
Class B Shares
7/15/02
Class C Shares
7/15/02

Net Assets ($mil): $169.7



SECTOR BREAKDOWN
    24.9% Finance
    23.1% Technology
    14.3% Health Care
    12.2% Consumer Services
     5.9% Consumer Staples
     5.7% Utilities
     3.9% Capital Goods
     2.5% Consumer Manufacturing
     2.1% Transportation
     1.7% Multi-Industry
     1.4% Energy
     0.6% Basic Industry

     1.7% Short-Term



All data as of December 31, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

--------------------------------------------------------------------------------
            ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO O 3

INVESTMENT RESULTS



AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2003

Class A Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge        With Sales Charge
                    1 Year              23.09%                    17.82%
          Since Inception*              12.36%                     9.10%

Class B Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                    1 Year              22.31%                    18.31%
          Since Inception*              11.64%                     9.68%

Class C Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                    1 Year              22.31%                    21.31%
          Since Inception*              11.64%                    11.64%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Class R and Advisor Class shares will vary due to different expenses associated with these classes.

The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio. Because the Fund allocates its investments between "growth" and "value" stocks, an investment in the Fund is subject to the risk that this allocation will result in lower returns during periods when one style is outperforming another than if the Fund had invested entirely in the outperforming style. The costs associated with this systematic rebalancing may be significant over time.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception date for all share classes: 7/15/02.


--------------------------------------------------------------------------------
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


TEN LARGEST HOLDINGS
December 31, 2003 (unaudited)

                                                               Percent of
Company                                  U.S. $ Value          Net Assets
--------------------------------------------------------------------------------
Pfizer, Inc.                             $  8,984,419                 5.3%
--------------------------------------------------------------------------------
Intel Corp.                                 7,953,400                 4.7
--------------------------------------------------------------------------------
Citigroup, Inc.                             7,814,940                 4.6
--------------------------------------------------------------------------------
Microsoft Corp.                             7,766,280                 4.6
--------------------------------------------------------------------------------
General Electric Co.                        6,660,700                 3.9
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                       6,578,200                 3.9
--------------------------------------------------------------------------------
Viacom, Inc. Cl.B                           5,591,880                 3.3
--------------------------------------------------------------------------------
Cisco Systems, Inc.                         5,489,540                 3.2
--------------------------------------------------------------------------------
MBNA Corp.                                  5,268,200                 3.1
--------------------------------------------------------------------------------
American International Group, Inc.          5,236,120                 3.1
--------------------------------------------------------------------------------
                                         $ 67,343,679                39.7%


--------------------------------------------------------------------------------
            ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 5

PORTFOLIO OF INVESTMENTS
December 31, 2003 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-97.8%

Finance-24.8%
Banking-Regional-3.7%
Bank of America Corp. ............................         41,700    $ 3,353,931
FleetBoston Financial Corp. ......................         65,000      2,837,250
                                                                     -----------
                                                                       6,191,181
                                                                     -----------
Brokerage & Money Management-0.8%
Lehman Brothers Holdings, Inc. ...................         17,000      1,312,740
                                                                     -----------
Insurance-9.8%
American International Group, Inc. ...............         79,000      5,236,120
John Hancock Financial Services, Inc. ............         74,000      2,775,000
MetLife, Inc. ....................................         80,000      2,693,600
PartnerRe Ltd. (Bermuda) .........................         23,500      1,364,175
RenaissanceRe Holdings Ltd. (Bermuda) ............         26,500      1,299,825
The Chubb Corp. ..................................         48,500      3,302,850
                                                                     -----------
                                                                      16,671,570
                                                                     -----------
Mortgage Banking-2.8%
Fannie Mae .......................................         18,000      1,351,080
Freddie Mac ......................................         15,100        880,632
Washington Mutual, Inc. ..........................         63,000      2,527,560
                                                                     -----------
                                                                       4,759,272
                                                                     -----------
Miscellaneous-7.7%
Citigroup, Inc. ..................................        161,000      7,814,940
MBNA Corp. .......................................        212,000      5,268,200
                                                                     -----------
                                                                      13,083,140
                                                                     -----------
                                                                      42,017,903
                                                                     -----------
Technology-23.0%
Communication Equipment-4.3%
ADC Telecommunications, Inc.(a) ..................        625,000      1,856,250
Cisco Systems, Inc.(a) ...........................        226,000      5,489,540
                                                                     -----------
                                                                       7,345,790
                                                                     -----------
Computer Hardware/Storage-5.2%
Dell, Inc.(a) ....................................        152,000      5,161,920
Hewlett-Packard Co. ..............................        160,000      3,675,200
                                                                     -----------
                                                                       8,837,120
                                                                     -----------
Contract Manufacturing-4.0%
Cooper Industries Ltd., Cl.A (Bermuda) ...........         47,000      2,722,710
Flextronics International Ltd. (Singapore)(a) ....        165,000      2,448,600
Solectron Corp.(a) ...............................        280,000      1,654,800
                                                                     -----------
                                                                       6,826,110
                                                                     -----------
Semiconductor Components-4.7%
Intel Corp. ......................................        247,000      7,953,400
                                                                     -----------


--------------------------------------------------------------------------------
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Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

Software-4.6%
Microsoft Corp. ..................................        282,000    $ 7,766,280
                                                                     -----------
Miscellaneous-0.2%
Ingram Micro, Inc., Cl.A(a) ......................         14,000        222,600
                                                                     -----------
                                                                      38,951,300
                                                                     -----------
Healthcare-14.2%
Biotechnology-2.6%
Amgen, Inc.(a) ...................................         72,050      4,452,690
                                                                     -----------
Drugs-8.5%
GlaxoSmithKline Plc. (ADR) (United Kingdom)  .....         87,000      4,055,940
Pfizer, Inc. .....................................        254,300      8,984,419
Wyeth ............................................         30,900      1,311,705
                                                                     -----------
                                                                      14,352,064
                                                                     -----------
Medical Products-1.3%
Medtronic, Inc. ..................................         46,500      2,260,365
                                                                     -----------
Medical Services-1.8%
UnitedHealth Group, Inc. .........................         52,000      3,025,360
                                                                     -----------
                                                                      24,090,479
                                                                     -----------
Consumer Services-12.1%
Broadcasting & Cable-5.3%
Comcast Corp. Special Cl. A(a) ...................        108,000      3,378,240
Viacom, Inc. Cl.B ................................        126,000      5,591,880
                                                                     -----------
                                                                       8,970,120
                                                                     -----------
Cellular Communications-0.6%
Sprint Corp. (PCS Group)(a) ......................        192,300      1,080,726
                                                                     -----------
Retail-General Merchandise-6.2%
Lowe's Cos., Inc. ................................         70,500      3,904,995
Wal-Mart Stores, Inc. ............................        124,000      6,578,200
                                                                     -----------
                                                                      10,483,195
                                                                     -----------
                                                                      20,534,041
                                                                     -----------
Consumer Staples-5.9%
Beverages-0.7%
PepsiCo, Inc. ....................................         25,000      1,165,500
                                                                     -----------
Retail-Food & Drug-3.3%
Safeway, Inc.(a) .................................        150,800      3,304,028
SUPERVALU, Inc. ..................................         41,000      1,172,190
The Kroger Co.(a) ................................         64,300      1,190,193
                                                                     -----------
                                                                       5,666,411
                                                                     -----------
Tobacco-1.9%
Altria Group, Inc. ...............................         59,000      3,210,780
                                                                     -----------
                                                                      10,042,691
                                                                     -----------


--------------------------------------------------------------------------------
            ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 7


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Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Utilities-5.7%
Electric & Gas Utility-4.5%
American Electric Power Co., Inc. ..............         125,000     $ 3,813,750
Entergy Corp. ..................................          28,000       1,599,640
PPL Corp. ......................................          35,000       1,531,250
Wisconsin Energy Corp. .........................          21,000         702,450
                                                                     -----------
                                                                       7,647,090
                                                                     -----------
Telephone Utility-1.2%
Sprint Corp. (FON Group) .......................         120,000       1,970,400
                                                                     -----------
                                                                       9,617,490
                                                                     -----------
Capital Goods-3.9%
Miscellaneous-3.9%
General Electric Co. ...........................         215,000       6,660,700
                                                                     -----------
Consumer Manufacturing-2.5%
Auto & Related-2.5%
Lear Corp. .....................................          27,000       1,655,910
Magna International, Inc. Cl. A (Canada) .......          32,400       2,593,620
                                                                     -----------
                                                                       4,249,530
                                                                     -----------
Transportation-2.1%
Railroads-2.1%
CSX Corp. ......................................          41,800       1,502,292
Norfolk Southern Corp. .........................          87,000       2,057,550
                                                                     -----------
                                                                       3,559,842
                                                                     -----------
Multi-Industry Companies-1.6%
Textron, Inc. ..................................          49,000       2,795,940
                                                                     -----------
Energy-1.4%
Miscellaneous-1.4%
ConocoPhillips .................................          17,000       1,114,690
Valero Energy Corp. ............................          29,000       1,343,860
                                                                     -----------
                                                                       2,458,550
                                                                     -----------
Basic Industry-0.6%
Paper & Forest Products-0.6%
MeadWestvaco Corp. .............................          33,000         981,750
                                                                     -----------
Total Common Stocks
   (cost $143,422,631) .........................                     165,960,216
                                                                     -----------


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                                               Principal
                                                  Amount
Company                                            (000)            U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-1.7%
Time Deposit-1.7%
Bank of New York
   0.56%, 1/02/04
   (cost $2,900,000) .......................      $      2,900      $  2,900,000
                                                                    ------------

Total Investments-99.5%
   (cost $146,322,631) .....................                         168,860,216
Other assets less liabilities-0.5% .........                             854,601
                                                                    ------------

Net Assets-100% ............................                        $169,714,817
                                                                    ------------

--------------------------------------------------------------------------------
(a) Non-income producing security.
    Glossary:
    ADR-American Depositary Receipt
    See notes to financial statements.


--------------------------------------------------------------------------------
            ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 9

STATEMENT OF ASSETS & LIABILITIES
December 31, 2003 (unaudited)

Assets
Investments in securities, at value (cost $146,322,631).   $   168,860,216
Cash....................................................            34,473
Receivable for investment securities sold...............         6,548,020
Dividends and interest receivable.......................           262,626
Receivable for capital stock sold.......................           241,363
                                                           ---------------
Total assets............................................       175,946,698
                                                           ---------------
Liabilities
Payable for investment securities purchased.............         5,234,969
Payable for capital stock redeemed......................           640,901
Accrued expenses and other liabilities..................           356,011
                                                           ---------------
Total liabilities.......................................         6,231,881
                                                           ---------------
Net Assets..............................................   $   169,714,817
                                                           ---------------
Composition of Net Assets
Capital stock, at par...................................   $        14,436
Additional paid-in capital..............................       146,425,867
Distributions in excess of net investment income........          (290,886)
Accumulated net realized gain on investment transactions         1,027,815
Net unrealized appreciation of investments..............        22,537,585
                                                           ---------------
                                                           $   169,714,817
                                                           ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and
redemption price per share
  ($53,447,618 / 4,522,325 shares of capital
  stock issued and outstanding).........................           $11.82
Sales charge--4.25% of public offering price............              .52
                                                                   ------
Maximum offering price..................................           $12.34
                                                                   ------
Class B Shares
Net asset value and offering price per share
  ($66,213,081 / 5,650,816 shares of
  capital stock issued and outstanding).................           $11.72
                                                                   ------
Class C Shares
Net asset value and offering price per share
  ($40,315,415 / 3,440,886 shares of
  capital stock issued and outstanding).................           $11.72
                                                                   ------
Advisor Class Shares
Net asset value, redemption and offering price
  per share ($9,738,703 / 822,472 shares
  of capital stock issued and outstanding)..............           $11.84
                                                                   ------

See notes to financial statements.


--------------------------------------------------------------------------------
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STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003 (unaudited)

Statement of Operations
--------------------------------------------------------------------------------

Investment Income
Dividends (net of foreign taxes
  withheld of $4,998)..................  $     1,319,641
Interest...............................           15,788   $     1,335,429
                                         ---------------
Expenses
Advisory fee...........................          722,591
Distribution fee--Class A..............           71,215
Distribution fee--Class B..............          296,225
Distribution fee--Class C..............          183,752
Transfer agency........................          119,248
Administrative.........................           68,000
Custodian..............................           64,320
Registration...........................           36,454
Printing...............................           36,148
Audit and legal........................           35,130
Directors' fees........................           10,328
Amortization of offering expenses......            7,761
Miscellaneous..........................           28,172
                                         ---------------
Total expenses.........................        1,679,344
Less: expense offset arrangement
  (see Note B).........................              (63)
Less: expenses waived and reimbursed
  by the Adviser (see Note B)..........          (75,652)
                                         ---------------
Net expenses...........................                          1,603,629
                                                           ---------------
Net investment loss....................                           (268,200)
                                                           ---------------
Realized and Unrealized Gain on
Investment Transactions
Net realized gain on investment
  transactions.........................                          1,159,107
Net change in unrealized
  appreciation/depreciation
  of investments.......................                         14,689,408
                                                           ---------------
Net gain on investment transactions....                         15,848,515
                                                           ---------------
Net Increase in Net Assets
   from Operations.....................                    $    15,580,315
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
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STATEMENT OF CHANGES IN NET ASSETS



                                            Six Months
                                              Ended        For the period
                                           December 31,    July 15, 2002*
                                               2003              to
                                            (unaudited)    June 30, 2003
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss....................  $      (268,200)  $       (97,228)
Net realized gain on investment
  transactions.........................        1,159,107           171,673
Net change in unrealized
  appreciation/depreciation
  of investments.......................       14,689,408         7,848,177
                                         ---------------   ---------------
Net increase in net assets from
  operations...........................       15,580,315         7,922,622
Dividends and Distributions to
Shareholders from
Net investment income
   Class A.............................               -0-          (18,816)
   Class B.............................               -0-           (7,954)
   Class C.............................               -0-           (3,022)
   Advisor Class.......................          (22,553)           (4,215)
Net realized gain on investment
  transactions
   Class A.............................          (94,385)               -0-
   Class B.............................         (118,505)               -0-
   Class C.............................          (72,853)               -0-
   Advisor Class.......................          (17,222)               -0-
Capital Stock Transactions
Net increase...........................       32,639,080       113,832,325
                                         ---------------   ---------------
Total increase.........................       47,893,877       121,720,940
Net Assets
Beginning of period....................      121,820,940           100,000
                                         ---------------   ---------------
End of period..........................  $   169,714,817   $   121,820,940
                                         ---------------   ---------------


* Commencement of operations.
  See notes to financial statements.


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NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (unaudited)

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE A
Significant Accounting Policies
AllianceBernstein Blended Style SeriesU.S. Large Cap Portfolio (the "Fund") was organized under the laws of the State of Maryland on April 24, 2002. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund commenced operations on July 15, 2002. The Fund offers Class A, Class B, Class C and Advisor Class shares. Prior to commencement of operations on July 15, 2002, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") on July 10, 2002, of 10 shares each of Class A, Class B and Class C shares for $100 each, and 9,970 shares of Advisor Class shares for $99,700. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:


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           ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 13

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of div-


--------------------------------------------------------------------------------
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


idends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes is required.

4. Organization and Offering Expenses
Offering expenses of $188,841 have been fully amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

6. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an Investment Advisory Agreement, the Fund pays the Adviser a monthly fee at an annual rate of .95% of the first $5 billion, .90% of the excess over $5 billion up to $7.5 billion, .85% of the excess over $7.5 billion up to $10 billion and .80% of the excess over $10 billion of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.


--------------------------------------------------------------------------------
           ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 15

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion, of the average daily net assets of the Fund. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated July 15, 2002, under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses for the period from April 24, 2002 (date of organization of Fund) through August 31, 2003, to the extent necessary to prevent total fund operating expenses from exceeding the annual rate of 1.65% of average daily net assets for Class A shares, 2.35% of average daily net assets for Class B and Class C shares and 1.35% of average daily net assets for Advisor Class shares. For the period ended December 31, 2003, such reimbursement amount to $255. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than August 31, 2005, provided that repayment does not result in the Fund's aggregate expenses exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses. For the period ended December 31, 2003, there were no expenses waived and reimbursed by the Adviser that are subject to repayment.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the period ended December 31, 2003, the Adviser agreed to waive its fees for such services. Such waiver amounted to $68,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $63,081 for the period ended December 31, 2003. The Transfer Agent agreed to waive a portion of its fees for such services. Such waiver amounted to $7,397.

For the period ended December 31, 2003, the Fund's expenses were reduced by $63 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charge of $37,709 from the sale of Class A shares and received $1,465, $75,648 and $12,396 in contingent deferred sales charges imposed upon


--------------------------------------------------------------------------------
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


redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the period ended December 31, 2003.

Brokerage commissions paid on investment transactions for the period ended December 31, 2003, amounted to $137,373, of which $78,617 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,632,596 and $443,099 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended December 31, 2003, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
  U.S. government securities)..........  $    66,639,075   $    28,690,137
U.S. government securities.............               -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation...........................   $    23,117,052
Gross unrealized depreciation...........................          (579,467)
                                                           ---------------
Net unrealized appreciation.............................   $    22,537,585
                                                           ---------------

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           ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 17

NOTE E
Capital Stock
There are 24,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 6,000,000,000 authorized shares. Transactions in capital stock were as follows:



             =====================================  ========================================
                                Shares                                 Amount
              =====================================  ========================================
              Six Months Ended                        Six Months Ended
                  December 31,                            December 31,
                          2003  July 15, 2002(a) to               2003   July 15, 2002(a) to
                   (unaudited)        June 30, 2003        (unaudited)         June 30, 2003
              -------------------------------------------------------------------------------
Class A
Shares sold          1,505,981         3,790,904          $  16,603,514      $  37,793,324
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of dividends          7,339             1,705                 85,202             16,918
---------------------------------------------------------------------------------------------
Shares converted
   from Class B         49,923            25,212                558,922            258,164
---------------------------------------------------------------------------------------------
Shares redeemed       (579,457)         (279,292)            (6,461,907)        (2,719,109)
---------------------------------------------------------------------------------------------
Net increase           983,786         3,538,529          $  10,785,731      $  35,349,297
=============================================================================================
Class B
Shares sold          1,724,334         4,825,576          $  18,900,240      $  47,613,542
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of dividends          7,345               543                 84,548              5,375
---------------------------------------------------------------------------------------------
Shares converted
   to Class A          (50,293)          (25,321)              (558,922)          (258,164)
---------------------------------------------------------------------------------------------
Shares redeemed       (545,031)         (286,347)            (6,038,294)        (2,755,817)
---------------------------------------------------------------------------------------------
Net increase         1,136,355         4,514,451          $  12,387,572      $  44,604,936
=============================================================================================
Class C
Shares sold          1,130,980         2,841,318          $  12,395,307      $  28,373,392
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of dividends          4,006               215                 46,115              2,125
---------------------------------------------------------------------------------------------
Shares redeemed       (405,798)         (129,845)            (4,586,177)        (1,289,832)
---------------------------------------------------------------------------------------------
Net increase           729,188         2,711,688          $   7,855,245      $  27,085,685
=============================================================================================
Advisor Class
Shares sold            219,822           720,101          $   2,457,535      $   7,296,520
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of dividends          2,334               168                 27,146              1,667
---------------------------------------------------------------------------------------------
Shares redeemed        (77,927)          (51,996)              (874,149)          (505,780)
---------------------------------------------------------------------------------------------
Net increase           144,229           668,273          $   1,610,532      $   6,792,407
=============================================================================================

(a) Commencement of operations.


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


NOTE F
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended December 31, 2003.

NOTE G
Distributions to Shareholders
The tax character of distributions to be paid for the year ending June 30, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal year ended June 30, 2003 were as follows:

                                                                2003
                                                           ---------------
Distributions paid from:
   Ordinary income......................................   $        34,007
                                                           ---------------
Total taxable distributions.............................            34,007
                                                           ---------------
Total distributions paid................................   $        34,007
                                                           ---------------

As of June 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income...........................   $       189,097
Accumulated other losses................................           (17,557)
Unrealized appreciation/(depreciation)..................         7,848,177
                                                           ---------------
Total accumulated earnings/(deficit)....................   $     8,019,717
                                                           ===============

During the current fiscal year, permanent differences, primarily due to non-deductible expenses, resulted in a net increase in distribution in excess of net investment income, and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.

NOTE H
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.


--------------------------------------------------------------------------------
           ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 19

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

--------------------------------------------------------------------------------

20 o ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, approximately 40 additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


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           ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 21

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

================================================================================
                                                                Class A
================================================================================
                                                      Six Months
                                                           Ended     July 15,
                                                     December 31,  2002(a) to
                                                            2003     June 30,
                                                     (unaudited)         2003
                                                     ===========   ===========
Net asset value, beginning of period...............       $10.68   $     10.00
                                                     -----------   -----------
Income From Investment Operations
Net investment income(b)(c)........................           -0 -         .02
Net realized and unrealized gain on investment
  transactions.....................................         1.16           .68
                                                     -----------   -----------
Net increase in net asset value from operations....         1.16           .70
                                                     -----------   -----------
Less: Dividends and Distributions

Dividends from net investment income...............           -0 -        (.02)
Distributions from net realized gain on
  investments......................................         (.02)           -0-
                                                     -----------   -----------
Total dividends and distributions..................         (.02)         (.02)
                                                     -----------   -----------
Net asset value, end of period.....................       $11.82   $     10.68
                                                     -----------   -----------
Total Return
Total investment return based on net asset
  value(d).........................................        10.87%         6.96%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)..........      $53,448   $    37,789
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e)......          1.65%         1.65%
  Expenses, before waivers/reimbursements(e).......         1.78%         2.62%
  Net investment income(c)(e)......................          .08%          .20%
Portfolio turnover rate............................           20%           25%



See footnote summary on page 25.


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22 o ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Financial Highlights
--------------------------------------------------------------------------------

================================================================================
                                                              Class B
================================================================================
                                                      Six Months
                                                           Ended     July 15,
                                                     December 31,  2002(a) to
                                                            2003     June 30,
                                                     (unaudited)         2003
                                                     ===========   ===========
Net asset value, beginning of period...............       $10.62    $    10.00
Income From Investment Operations
Net investment income (loss)(b)(c).................         (.04)         (.04)
Net realized and unrealized gain on investment
  transactions.....................................         1.16           .67
                                                     -----------   -----------
Net increase in net asset value from operations....         1.12           .63
                                                     -----------   -----------
Less: Dividends and Distributions
Dividends from net investment income...............           -0-         (.01)
Distributions from net realized gain on
  investments......................................         (.02)           -0-
                                                     -----------   -----------
Total dividends and distributions..................         (.02)         (.01)
                                                     -----------   -----------
Net asset value, end of period.....................  $     11.72   $     10.62
                                                     -----------   -----------
Total Return

Total investment return based on net asset
  value(d).........................................        10.56%         6.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)..........      $66,213   $    47,963
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e).......         2.35%         2.35%
  Expenses, before waivers/reimbursements(e).......         2.48%         3.28%
  Net investment income (loss)(c)(e)...............         (.63)%        (.50)%
Portfolio turnover rate............................           20%           25%



--------------------------------------------------------------------------------
See footnote summary on page 25.


--------------------------------------------------------------------------------
           ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 23

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

================================================================================
                                                              Class C
================================================================================
                                                      Six Months
                                                           Ended     July 15,
                                                     December 31,  2002(a) to
                                                            2003     June 30,
                                                     (unaudited)         2003
                                                     ===========   ===========
Net asset value, beginning of period...............       $10.62   $     10.00
                                                     -----------   -----------
Income From Investment Operations
Net investment income (loss)(b)(c).................         (.04)         (.04)
Net realized and unrealized gain on investment
  transactions.....................................         1.16           .67
                                                     -----------   -----------
Net increase in net asset value from operations....         1.12           .63
                                                     -----------   -----------
Less: Dividends and Distributions
Dividends from net investment income...............           -0-         (.01)

Distributions from net realized gain on
  investments......................................         (.02)           -0-
                                                     -----------   -----------
Total dividends and distributions..................         (.02)         (.01)
                                                     -----------   -----------
Net asset value, end of period.....................       $11.72   $     10.62
                                                     -----------   -----------
Total Return
Total investment return based on net asset
  value(d).........................................        10.56%         6.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)..........      $40,315   $    28,806
Ratio to average net assets of:

  Expenses, net of waivers/reimbursements(e).......         2.35%         2.35%
  Expenses, before waivers/reimbursements(e).......         2.48%         3.26%
  Net investment income (loss)(c)(e)...............         (.63)%        (.47)%
Portfolio turnover rate............................           20%           25%



See footnote summary on page 25.


--------------------------------------------------------------------------------
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Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Financial Highlights
--------------------------------------------------------------------------------

================================================================================
                                                           Advisor Class
================================================================================
                                                      Six Months
                                                           Ended     July 15,
                                                     December 31,  2002(a) to
                                                            2003     June 30,
                                                     (unaudited)         2003
                                                     ===========   ===========
Net asset value, beginning of period...............       $10.71       $ 10.00
                                                     -----------   -----------
Income From Investment Operations
Net investment income(b)(c)........................          .02           .04
Net realized and unrealized gain on investment
  transactions.....................................         1.16           .69
                                                     -----------   -----------
Net increase in net asset value from operations....         1.18           .73
                                                     -----------   -----------
Less: Dividends and Distributions
Dividends from net investment income...............         (.03)         (.02)
Distributions from net realized gain on
  investments......................................         (.02)           -0-
                                                     -----------   -----------

Total dividends and distributions..................         (.05)         (.02)
                                                     -----------   -----------
Net asset value, end of period.....................       $11.84   $     10.71
                                                     -----------   -----------
Total Return
Total investment return based on net asset
  value(d).........................................        11.01%         7.32%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)..........       $9,739    $    7,263
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e).......         1.35%         1.35%
  Expenses, before waivers/reimbursements(e).......         1.48%         4.78%
  Net investment income(c)(e)......................          .37%          .48%
Portfolio turnover rate............................           20%           25%





--------------------------------------------------------------------------------
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Net of fees and expenses waived/reimbursed by the Adviser.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized. (e) Annualized.

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           ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 25

BOARD OF DIRECTORS



William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS


Marilyn G. Fedak, Senior Vice President
James G. Reilly, Senior Vice President
Lewis A. Sanders, Senior Vice President
Thomas J.Bardong, Vice President
Seth J. Masters(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller







CUSTODIAN
Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
Seward & Kissell LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll Free: (800) 221-5672





(1) Member of the Audit Committee.
(2) Mr. Masters is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.

--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO

ALLIANCEBERNSTEIN FAMILY OF FUNDS



AllianceBernstein Family of Funds
================================================================================
  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Series
  U.S. Large Cap Portfolio

================================================================================
  Growth Funds
  Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund27
  Technology Fund
  Global & International
  All-Asia Investment Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds
  Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II



We also offer Exchange Reserves,28# which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.

+  Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.

++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
           ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO o 27

NOTES



--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO

ALLIANCEBERNSTEIN BLENDED STYLE SERIES--U.S. LARGE CAP PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

ABBSSR1203

ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.        DESCRIPTION OF EXHIBIT
         -----------        ----------------------

         11 (b) (1)         Certification of Principal Executive Officer
                            Pursuant to Section 302 of the Sarbanes-Oxley
                            Act of 2002

         11 (b) (2)         Certification of Principal Financial Officer
                            Pursuant to Section 302 of the Sarbanes-Oxley
                            Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc.

By:      /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         President

Date: February 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         President

Date: February 26, 2004

By:      /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:   February 26, 2004